Subsequent events	6 Months Ended
Sep. 30, 2013
Subsequent events [Abstract]
Subsequent events
8	Subsequent events
Subsequent to the period end and up to December 12, 2013, the Group has further paid RMB82,000 (US$13,399) for the refurbishment project of Guangzhou Nuoya and Zhejiang Lukou.